STOCKHOLDERS' EQUITY (Q2), Summary of Warrant Activity Issued and Outstanding (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Warrants [Abstract]
Outstanding at beginning of period (in shares)	18,366,228
Granted (in shares)	3,125,000
Exercised (in shares)	(8,526,792)
Expired or cancelled (in shares)	0
Outstanding at end of period (in shares)	12,964,436	18,366,228
Exercisable (in shares)	12,964,436
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of period (in dollars per share)	$ 11.5
Granted (in dollars per share)	11.5
Exercised (in dollars per share)	11.5
Expired or cancelled (in dollars per share)	0
Outstanding at end of period (in dollars per share)	11.5	$ 11.5
Exercisable (in dollars per share)	$ 11.5
Weighted Average Remaining Contractual Life [Abstract]
Outstanding, weighted average remaining contractual life	4 years 9 months 25 days	5 years 4 months 24 days
Exercisable, weighted average remaining contractual life	4 years 9 months 25 days
Aggregate Intrinsic Value [Abstract]
Outstanding at beginning of period	$ 0
Outstanding at end of period	275,494,265	$ 0
Aggregate intrinsic value, exercisable	$ 275,494,265